Pensions Benefit Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Domestic Pension Benefits
Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$ 395.2	$ 408.5
Business combination	0	0
Service costs	0.3	0.8	2.9
Interest costs	21.1	20.6	22.0
Curtailment	0	(3.1)
Plan participants' contributions	0	0
Actuarial (gains) losses	16.7	(12.1)
Benefits paid	(19.7)	(19.5)
Currency translation and other	0	0
Benefit Obligation at End of Year	413.6	395.2	408.5
Accumulated Benefit Obligation	413.6	395.2
Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	5.25%	5.50%
Average rate of increase in employee compensation	4.00%	4.00%
Non-U.S. Pension Benefits
Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	608.3	511.7
Business combination	4.3	10.4
Service costs	11.4	9.7	10.9
Interest costs	30.7	28.6	32.8
Curtailment	(5.9)	(2.7)
Plan participants' contributions	3.3	3.1
Actuarial (gains) losses	38.8	31.1
Benefits paid	(24.1)	(21.5)
Currency translation and other	(10.5)	37.9
Benefit Obligation at End of Year	656.3	608.3	511.7
Accumulated Benefit Obligation	625.4	581.8
Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.77%	5.37%
Average rate of increase in employee compensation	3.34%	3.24%
SERP Benefits [Member]
Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	11.6	12.3
Service costs	0	0
Interest costs	0.6	0.6	0.6
Plan participants' contributions	0	0
Actuarial (gains) losses	0.6	(0.8)
Benefits paid	(0.4)	(0.5)
Currency translation and other	0	0
Benefit Obligation at End of Year	12.4	11.6	12.3
Accumulated Benefit Obligation	12.4	11.6
Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	5.25%	5.50%
Average rate of increase in employee compensation	4.00%	4.00%
Other Postretirement Benefit Plans Defined Benefit [Member]
Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	32.2	31.4
Service costs	0.4	0.6	0.8
Interest costs	1.8	1.8	1.8
Plan participants' contributions	1.4	1.4
Actuarial (gains) losses	2.2	(0.9)
Benefits paid	(3.5)	(3.4)
Currency translation and other	0.4	1.3
Benefit Obligation at End of Year	$ 34.9	$ 32.2	$ 31.4
Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	5.44%	5.94%
Initial healthcare cost trend rate	7.91%	8.59%
Ultimate healthcare cost trend rate	5.52%	5.62%
Year That Rate Reaches Ultimate Trend Rate	The ultimate healthcare cost trend rates for the postretirement benefit plans are expected to be reached between 2017 and 2026.